Impairments and Disposal of Assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Asset Impairment Charges [Abstract]
Restaurant impairments	$ 9.2	$ 49.4	$ 11.5
Disposal gains	(5.9)	(4.2)	(1.9)
Other	2.5	16.9	6.8
Impairments and disposal of assets, net	$ 5.8	$ 62.1	$ 16.4